Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial assets
Loans and receivables, contractual maturity amount	$ 718,378
Australia
Financial assets
Loans and receivables, contractual maturity amount	622,808
New Zealand
Financial assets
Loans and receivables, contractual maturity amount	78,725
Other overseas
Financial assets
Loans and receivables, contractual maturity amount	16,845
Over 1 Year
Financial assets
Loans and receivables, contractual maturity amount	617,954	$ 616,558
Over 1 Year | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	437,477	442,702
Over 1 Year | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	180,477	173,856
Over 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	547,529	550,963
Over 1 Year | Australia | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	418,494	423,886
Over 1 Year | Australia | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	129,035	127,077
Over 1 Year | New Zealand
Financial assets
Loans and receivables, contractual maturity amount	59,601	56,486
Over 1 Year | New Zealand | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	9,102	10,634
Over 1 Year | New Zealand | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	50,499	45,852
Over 1 Year | Other overseas
Financial assets
Loans and receivables, contractual maturity amount	10,824	9,109
Over 1 Year | Other overseas | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	9,881	8,182
Over 1 Year | Other overseas | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	$ 943	$ 927